Quarterly Report
June 30, 2024
MFS®  Mid Cap Value Fund
MDV-Q3

Portfolio of Investments
6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 3.4%
Howmet Aerospace, Inc.	1,592,908	$123,657,448
KBR, Inc.	2,291,184	146,956,542
L3Harris Technologies, Inc.	551,712	123,903,481
Leidos Holdings, Inc.	1,141,635	166,541,714
		$561,059,185
Airlines – 1.0%
Alaska Air Group, Inc. (a)	1,211,883	$48,960,073
Delta Air Lines, Inc.	2,542,127	120,598,505
		$169,558,578
Apparel Manufacturers – 1.6%
PVH Corp.	1,081,231	$114,469,926
Skechers USA, Inc., “A” (a)	2,006,865	138,714,509
		$253,184,435
Automotive – 1.7%
Aptiv PLC (a)	1,465,500	$103,200,510
LKQ Corp.	4,167,893	173,342,670
		$276,543,180
Biotechnology – 0.5%
Biogen, Inc. (a)	327,593	$75,942,609
Brokerage & Asset Managers – 3.2%
Cboe Global Markets, Inc.	397,591	$67,614,326
Evercore Partners, Inc.	794,817	165,663,707
Raymond James Financial, Inc.	1,491,275	184,336,503
TPG, Inc.	2,612,263	108,278,301
		$525,892,837
Business Services – 1.9%
Fidelity National Information Services, Inc.	1,643,259	$123,835,998
Global Payments, Inc.	913,272	88,313,403
TransUnion	1,291,746	95,795,883
		$307,945,284
Chemicals – 1.0%
Eastman Chemical Co.	1,699,722	$166,521,764
Computer Software – 1.0%
Check Point Software Technologies Ltd. (a)	547,640	$90,360,600
Dun & Bradstreet Holdings, Inc.	7,420,019	68,709,376
		$159,069,976
Computer Software - Systems – 0.8%
Zebra Technologies Corp., “A” (a)	431,635	$133,345,000
Construction – 7.0%
Allegion PLC	889,088	$105,045,747
Builders FirstSource, Inc. (a)	513,879	71,125,992
Essex Property Trust, Inc., REIT	442,857	120,545,675
Masco Corp.	1,621,113	108,079,604
Mid-America Apartment Communities, Inc., REIT	798,160	113,825,598
Mohawk Industries, Inc. (a)	577,266	65,571,645
Otis Worldwide Corp.	875,020	84,229,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Stanley Black & Decker, Inc.	1,126,313	$89,981,146
Sun Communities, Inc., REIT	980,806	118,030,194
Toll Brothers, Inc.	1,331,274	153,336,139
Vulcan Materials Co.	432,070	107,447,168
		$1,137,218,333
Consumer Products – 1.6%
International Flavors & Fragrances, Inc.	1,195,028	$113,778,616
Kenvue, Inc.	6,208,753	112,875,129
Newell Brands, Inc.	6,629,202	42,493,185
		$269,146,930
Consumer Services – 0.3%
Avis Budget Group, Inc.	449,621	$46,994,387
Containers – 2.9%
Avery Dennison Corp.	531,250	$116,157,813
Crown Holdings, Inc.	1,152,836	85,759,470
Graphic Packaging Holding Co.	6,376,939	167,139,571
WestRock Co.	2,002,977	100,669,624
		$469,726,478
Electrical Equipment – 2.7%
Berry Global, Inc.	2,016,995	$118,700,156
Johnson Controls International PLC	1,799,967	119,643,806
Sensata Technologies Holding PLC	2,066,705	77,274,100
TE Connectivity Ltd.	793,675	119,392,530
		$435,010,592
Electronics – 4.4%
Corning, Inc.	3,354,329	$130,315,682
Flex Ltd. (a)	5,388,738	158,913,883
Marvell Technology, Inc.	1,302,860	91,069,914
NXP Semiconductors N.V.	588,716	158,417,588
ON Semiconductor Corp. (a)	1,281,123	87,820,982
Skyworks Solutions, Inc.	792,029	84,414,451
		$710,952,500
Energy - Independent – 3.6%
Chesapeake Energy Corp.	1,494,905	$122,866,242
Diamondback Energy, Inc.	1,073,008	214,805,472
Permian Resources Corp.	7,555,660	122,023,909
Valero Energy Corp.	867,069	135,921,736
		$595,617,359
Energy - Renewables – 1.0%
AES Corp.	5,638,692	$99,071,818
GE Vernova, Inc. (a)	359,235	61,612,395
		$160,684,213
Engineering - Construction – 1.4%
Jacobs Solutions, Inc.	776,966	$108,549,920
Quanta Services, Inc.	448,614	113,988,331
		$222,538,251
Food & Beverages – 2.3%
Coca-Cola Europacific Partners PLC	1,662,592	$121,153,079
General Mills, Inc.	1,066,422	67,461,856
Hershey Co.	340,670	62,625,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Ingredion, Inc.	1,129,354	$129,536,904
		$380,777,205
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	3,746,492	$73,993,217
Forest & Paper Products – 0.4%
International Paper Co.	1,658,298	$71,555,559
Gaming & Lodging – 2.9%
Host Hotels & Resorts, Inc., REIT	4,846,261	$87,135,773
Hyatt Hotels Corp.	742,297	112,769,760
International Game Technology PLC	4,057,369	83,013,770
VICI Properties, Inc., REIT	4,721,079	135,211,702
Viking Holdings Ltd. (a)(l)	1,570,504	53,302,906
		$471,433,911
General Merchandise – 0.5%
Dollar General Corp.	651,339	$86,126,556
Health Maintenance Organizations – 0.5%
Humana, Inc.	210,792	$78,762,431
Insurance – 8.1%
American International Group, Inc.	1,940,001	$144,025,674
Assurant, Inc.	836,755	139,110,519
Corebridge Financial, Inc.	4,501,582	131,086,068
Equitable Holdings, Inc.	2,837,276	115,931,097
Everest Group Ltd.	264,731	100,867,806
Hanover Insurance Group, Inc.	627,312	78,690,017
Hartford Financial Services Group, Inc.	2,554,943	256,873,969
Lincoln National Corp.	2,810,348	87,401,823
Voya Financial, Inc.	1,734,522	123,411,240
Willis Towers Watson PLC	592,048	155,199,463
		$1,332,597,676
Leisure & Toys – 1.8%
Brunswick Corp.	1,368,352	$99,574,975
Electronic Arts, Inc.	874,021	121,777,346
Mattel, Inc. (a)	4,771,790	77,589,305
		$298,941,626
Machinery & Tools – 4.1%
AGCO Corp.	1,031,523	$100,965,471
ITT, Inc.	823,763	106,413,704
PACCAR, Inc.	767,740	79,031,156
Pentair PLC	1,415,705	108,542,103
Regal Rexnord Corp.	843,706	114,085,925
Wabtec Corp.	1,016,237	160,616,258
		$669,654,617
Major Banks – 0.7%
Regions Financial Corp.	6,004,366	$120,327,495
Medical & Health Technology & Services – 3.5%
Cencora, Inc.	910,109	$205,047,558
ICON PLC (a)	377,417	118,308,907
Labcorp Holdings, Inc.	360,429	73,350,906

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Universal Health Services, Inc.	955,279	$176,659,745
		$573,367,116
Medical Equipment – 2.9%
Agilent Technologies, Inc.	1,118,947	$145,049,099
Revvity, Inc.	700,792	73,485,049
STERIS PLC	481,887	105,793,472
Teleflex, Inc.	324,140	68,176,366
Zimmer Biomet Holdings, Inc.	765,354	83,063,870
		$475,567,856
Metals & Mining – 0.5%
United States Steel Corp.	2,339,562	$88,435,444
Natural Gas - Distribution – 0.5%
Atmos Energy Corp.	712,535	$83,117,208
Natural Gas - Pipeline – 1.8%
Plains GP Holdings LP	5,615,432	$105,682,430
Targa Resources Corp.	1,502,403	193,479,459
		$299,161,889
Network & Telecom – 0.9%
Motorola Solutions, Inc.	393,675	$151,978,234
Oil Services – 1.0%
Halliburton Co.	2,342,031	$79,113,807
TechnipFMC PLC	2,942,687	76,951,265
		$156,065,072
Other Banks & Diversified Financials – 4.9%
Columbia Banking System, Inc.	3,359,907	$66,828,550
Discover Financial Services	809,290	105,863,225
East West Bancorp, Inc.	1,639,595	120,067,542
M&T Bank Corp.	1,149,953	174,056,886
Northern Trust Corp.	1,691,885	142,084,502
Prosperity Bancshares, Inc.	1,126,160	68,853,422
SLM Corp.	6,134,335	127,532,825
		$805,286,952
Pharmaceuticals – 0.4%
Organon & Co.	2,946,590	$60,994,413
Pollution Control – 0.7%
GFL Environmental, Inc.	2,826,449	$110,033,660
Railroad & Shipping – 0.6%
Norfolk Southern Corp.	459,096	$98,563,320
Real Estate – 3.5%
Brixmor Property Group, Inc., REIT	5,079,364	$117,282,515
Extra Space Storage, Inc., REIT	1,086,047	168,782,564
Jones Lang LaSalle, Inc. (a)	450,432	92,464,681
STAG Industrial, Inc., REIT	2,198,039	79,261,286
W.P. Carey, Inc., REIT	2,053,867	113,065,379
		$570,856,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.1%
Aramark	3,736,957	$127,131,277
Darden Restaurants, Inc.	531,131	80,370,743
U.S. Foods Holding Corp. (a)	2,640,764	139,907,677
		$347,409,697
Specialty Chemicals – 3.1%
Ashland, Inc.	1,369,684	$129,421,441
Corteva, Inc.	2,781,864	150,053,744
Dow, Inc.	1,396,812	74,100,877
DuPont de Nemours, Inc.	1,954,943	157,353,362
		$510,929,424
Specialty Stores – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	1,136,460	$99,826,646
Ross Stores, Inc.	812,115	118,016,552
		$217,843,198
Trucking – 1.5%
J.B. Hunt Transport Services, Inc.	517,048	$82,727,680
Knight-Swift Transportation Holdings, Inc.	1,393,763	69,576,649
XPO, Inc. (a)	800,315	84,953,437
		$237,257,766
Utilities - Electric Power – 6.5%
Alliant Energy Corp.	2,459,192	$125,172,873
CenterPoint Energy, Inc.	3,523,032	109,143,531
CMS Energy Corp.	2,305,611	137,253,023
Edison International	1,232,888	88,533,687
PG&E Corp.	12,327,846	215,244,191
Pinnacle West Capital Corp.	1,457,518	111,325,225
Public Service Enterprise Group, Inc.	2,181,541	160,779,572
Sempra Energy	1,548,521	117,780,507
		$1,065,232,609
Total Common Stocks		$16,113,222,467
Preferred Stocks – 0.5%
Consumer Products – 0.5%
Henkel AG & Co. KGaA	862,393	$76,860,343
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.39% (v)	139,186,540	$139,200,459
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j)	25,888,340	$25,888,340

Other Assets, Less Liabilities – 0.0%		4,227,523
Net Assets – 100.0%		$16,359,399,132
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $139,200,459 and $16,215,971,150, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$16,190,082,810	$—	$—	$16,190,082,810
Mutual Funds	165,088,799	—	—	165,088,799
Total	$16,355,171,609	$—	$—	$16,355,171,609

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$276,221,838	$1,505,691,925	$1,642,642,141	$(26,495)	$(44,668)	$139,200,459
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,251,475	$—